1607(b, c) Reports, Opinions, Appraisals, and Negotiations	Feb. 12, 2026 USD ($)
Migo Corporation Limited [Member]
Preparer and Summary [Line Items]
Outside Party or Unaffiliated Representative, Identity	Migo
Outside Party or Unaffiliated Representative, Qualifications [Text Block]
In selecting Migo, A Paradise considered, among other things, the fact Migo, as part of its services, is frequently engaged in the valuation of businesses and their securities in connection with mergers and acquisitions, strategic transactions, corporate restructurings, and valuations for corporate and other purposes. Furthermore, A Paradise considered that Migo had experience providing valuation services in connection with a business combination of other special purpose acquisition companies.

Outside Party or Unaffiliated Representative, Selection Method [Text Block]
Migo was engaged by A Paradise to provide its independent opinion to the A Paradise Board as to the fair value of Enhanced. The terms of its engagement by A Paradise were under the engagement letter between Migo and A Paradise, dated as of October 27, 2025. Except for valuation services provided to BEST SPAC I Acquisition Corp., where the CEO of A Paradise acted as an advisor, Migo has not been engaged by Enhanced, A Paradise or the Sponsor and any of its affiliates in the past three years prior to the date of the valuation report. Migo received a non-contingent fee of approximately $52,500 as compensation for services provided to BEST SPAC I Acquisition Corp. Migo received a non-contingent fixed fee of $50,000 as compensation for the delivery of the opinion. Payment of the valuation report fee to Migo is not dependent upon completion of the Business Combination or the findings of Migo with respect to valuation.

Outside Party or Unaffiliated Representative, Material Relationships [Text Block]	Except for valuation services provided to BEST SPAC I Acquisition Corp., where the CEO of A Paradise acted as an advisor, Migo has not been engaged by Enhanced, A Paradise or the Sponsor and any of its affiliates in the past three years prior to the date of the valuation report.
Outside Party or Unaffiliated Representative, Compensation Received or to be Received	$ 50,000
Report, Opinion, or Appraisal, Outside Party or Unaffiliated Representative Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	true
Report, Opinion, or Appraisal Summary [Line Items]
Report, Opinion, or Appraisal Summary [Text Block]
The full text of the written report of Migo, dated November 20, 2025, which sets forth assumptions made, procedures followed, matters considered and qualifications and limitations on the review undertaken in connection with the report, is attached to this proxy statement/prospectus as Annex G. You are encouraged to read the report in its entirety for a discussion of the assumptions made, procedures followed, matters considered and qualifications and limitations upon the scope of the review undertaken by Migo in rendering its report. Migo’s report is directed to A Paradise and addresses only their report on the Equity Interest. The Migo report is not a recommendation as to how any holder of A Paradise ordinary shares should vote with respect to the Business Combination or any other matter. The summary of the opinion of Migo set forth below is qualified in its entirety by reference to the full text of the opinion.

Report, Opinion, or Appraisal Summary, Procedures Followed [Text Block]
In connection with rendering the valuation report to the A Paradise Board, Migo performed a number of processes and procedures, including the following:
•Collected and analyzed the relevant historical financial statements and other financial and operational information of Enhanced;
•Discussed with the management of Enhanced in relation to Enhanced’s history, operations and prospects of its business;
•Researched the general economic outlook and the outlook for the specific industry affecting the business of Enhanced, its industry and its market;
•Examined the reasonableness of the information as well as other records and documents provided by the management of Enhanced, in light of Migo’s research and analysis;
•Determined the most appropriate valuation method;
•Identified the comparable companies of Enhanced;
•Compiled the relevant market data and inputs for the valuation model of the Equity Interest;
•Reviewed the projection as further described in “The BCA Proposal—Opinion of A Paradise’s Valuation Advisor—Projection”; and
•Evaluated the value of the Equity Interest based on the assumptions and valuation method stated in this report.
This appraisal relied upon the following contingent and limiting conditions:
•Public, industry, statistical, and other information furnished by third parties, upon which portions of this analysis are based, are believed to be reliable. However, Migo makes no representation as to the accuracy or completeness of such information and has performed no independent verification or procedures to corroborate it.
•Enhanced has confirmed to Migo that, to the best of its knowledge, the financial statements and projections reflect Enhanced’s results of operations and financial position in accordance with generally accepted accounting principles, unless otherwise noted. The financial statements, projections, and other related information supplied by management have been accepted as correct without further verification. Migo has not audited, reviewed, or compiled the financial information or projections provided to it and, accordingly, Migo expresses no audit opinion or any other form of assurance on such information. Migo also has no reason to believe that any material facts have been withheld from us.
•This report is intended to be used solely for the specific purposes stated herein. Any other use is invalid. No party should rely on this report as a substitute for its own due diligence. No reference to Migo’s name or to this report, in whole or in part, in any document prepared or distributed to third parties may be made without Migo’s prior written consent.
•The opinion of value expressed herein is valid only for the stated purpose and as of the valuation date indicated. Migo assumes no responsibility for changes in market conditions and no obligation to revise its conclusion of value to reflect events or conditions occurring after the valuation date.
•Regarding the prospective financial information approved by management and used in Migo’s engagement, Migo has not examined or compiled such information and therefore does not express an audit opinion or any other form of assurance on it or its underlying assumptions. Events and circumstances frequently differ from expectations, and actual results may vary materially from the prospective financial information.
•In arriving at its opinion of value, Migo has relied extensively on the information described above. Any variation in the assumptions or information used in this valuation could materially affect Migo’s opinion of value.
In addition, in arriving at its opinion, Migo has consulted, reviewed and relied, with A Paradise’s consent, on certain key information which was publicly available or provided by Enhanced’s management, including:
1.Financial database provided by Bloomberg;
2.Unaudited historical financial and operational information of Enhanced;
3.The Projections and the underlying assumptions;
4.Relevant industry report and economic data; and
5.Discussions with the management of Enhanced.

Report, Opinion, or Appraisal Summary, Findings and Recommendations [Text Block]
Based upon the investigation and analysis outlined above and the appraisal method employed, it is Migo’s opinion that the fair value of the Equity Interest as at September 30, 2025 is reasonably stated by the amount of US dollars one billion two hundred million dollars only ($1,200,000,000). Sensitivity analysis indicates that, with a variation of ±0.5% in the Weighted Average Cost of Capital, the value opinion would fall within a range of $1 billion to $1.3 billion.
This opinion of value is based on generally accepted valuation principles, procedures, and practices that rely extensively on numerous assumptions and involve consideration of various uncertainties, not all of which can be easily quantified or ascertained. Any variation in the assumptions or limiting conditions set out in this report could materially affect Migo’s opinion of value.

Report, Opinion, or Appraisal Summary, Bases for Findings and Methods [Text Block]
Migo’s opinion was based on business, economic, monetary, market and other considerations as they existed and could reasonably be evaluated on, and the information made available to Migo as of, the date thereof. Subsequent developments may have affected the opinion, and none of A Paradise, Enhanced, or Migo assume responsibility for updating or revising the opinion based on circumstances or events occurring after the date thereof (regardless of the closing date of the Business Combination). Migo’s opinion is valid only as of the Appraisal Date and Migo takes no responsibility for changes in market conditions and assumes no obligation to revise its conclusion of value to reflect events or conditions which occur subsequent to the valuation date.

Report, Opinion, or Appraisal Summary, Instructions Received [Text Block]	Migo did not receive instructions from A Paradise, Enhanced or any of their respective affiliates.
Report, Opinion, or Appraisal Summary, Limitations Imposed [Text Block]	A Paradise, Enhanced and their respective affiliates did not impose any limitation on the scope of Migo’s investigations of Enhanced’s value.
Report, Opinion, or Appraisal Body [Line Items]
Report, Opinion, or Appraisal, Body [Text Block]
Migo Corporation Limited

407 Yu To Sang Building, 37 Queen’s Road Central, Hong Kong Professional Services │Industry Experts│Project Advisory & Consultancy info@migo-corp.com │ Tel: 2778 2859│ Fax: 2638 2177
November 20, 2025
A Paradise Acquisition Corp.
29th Floor,
200 Gloucester Road,
Wan Chai,
Hong Kong
Dear Sirs or Madams,
RE: VALUATION OF 100% EQUITY INTEREST IN THE BUSINESS ENTERPRISE OF ENHANCED LTD
We have been instructed by A Paradise Acquisition Corp. (the “Company”) to appraise the fair value of the 100% equity interest (the “Equity Interest”) in Enhanced Ltd (“EL”) as at 30 September 2025 (the “Appraisal Date”) for transaction purpose.
EL is principally involved in organizing live sporting events, the production and distribution of related content through various channels, and marketing lifestyle and performance optimization services to customers and the sale of related merchandise.
The Company is considering a potential merger agreement which provides for a business combination between the Company and EL (the “Potential Business Combination”). We understand that our valuation will be used in connection to public documents in relation to the Potential Business Combination.
In this appraisal, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value of the Equity Interest was derived using the discounted cash flow method under the income approach and adjusted for a discount for lack of marketability. Our opinion of value is based on a going-
concern premise, which assumes that EL is an ongoing business enterprise with management operating in a rational manner to maximize shareholder value.
1.    DESCRIPTION OF THE APPRAISAL
The objective of this valuation is to provide an independent opinion on the fair value of the Equity Interest as at the Appraisal Date for transaction purpose. We understand that our valuation will be used in connection to public documents in relation to the Potential Business Combination.
The appraisal has been conducted in conformity with the Generally Accepted Accounting Principles (GAAP) in the United States of America and the International Valuation Standards (IVS). These standards provide guidance on the bases of value and the valuation approaches adopted in this analysis.
The management of EL (the “Management”) has reviewed, confirmed, and agreed with the factual content it contains.
2.    BASIS OF VALUE
The valuation is performed on the basis of fair value. According to the Statement of Financial Accounting Standards issued by the Financial Accounting Standards Board of the United States, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
3.    PREMISE OF VALUE
Our opinion of value relies on a going-concern premise. This premise assumes that EL is an ongoing business enterprise with management operating in a rational way with a goal of maximizing shareholder value.
4.    SCOPE OF WORK
This appraisal reflects facts and conditions existing as at the Appraisal Date. Subsequent events have not been considered and we are not required to update our report for such events and conditions.
Our appraisal opinion is based on the assumptions stated herein and on information provided by the Management. In the course of our valuation, we have conducted the following processes and procedures:
1.Collected and analyzed the relevant historical financial statements and other financial and operational information of EL;
2.Discussed with the Management in relation to EL’s history, operations and prospects of its business;
3.Researched the general economic outlook and the outlook for the specific industry affecting the business of EL, its industry and its market;
4.Examined the reasonableness of the information as well as other records and documents provided by the Management, in light of our research and analysis;
5.Determined the most appropriate valuation method;
6.Identified the comparable companies of EL;
7.Compiled the relevant market data and inputs for the valuation model of the Equity Interest;
8.Reviewed the underlying assumptions of the financial projections of EL furnished to us by Management (the “Projection”); and
9.Evaluated the value of the Equity Interest based on the assumptions and valuation method stated in this report.
5.    INFORMATION SOURCES
To aid us in our analysis, we have consulted, reviewed and relied on the following key information which is publicly available or provided by the Management:
1.Financial database empowered by Bloomberg;
2.Unaudited historical financial and operational information of EL;
3.The Projection and the underlying assumptions;
4.Relevant industry report and economic data; and
5.Discussions with the Management.
6.    CONTINGENT AND LIMITING CONDITIONS
This appraisal relies upon the following contingent and limiting conditions:
Public, industry, statistical, and other information furnished by third parties, upon which portions of this analysis are based, are believed to be reliable. However, we make no representation as to the accuracy or completeness of such information and have performed no independent verification or procedures to corroborate it.
The financial statements, projections, and other related information supplied by management have been accepted as correct without further verification. We have not audited, reviewed, or compiled the financial information or projections provided to us and, accordingly, we express no audit opinion or any other form of assurance on such information. We also have no reason to believe that any material facts have been withheld from us.
This report is intended to be used solely for the specific purposes stated herein. Any other use is invalid. No party should rely on this report as a substitute for its own due diligence. No reference to our name or to this report, in whole or in part, in any document prepared or distributed to third parties may be made without our prior written consent.
The opinion of value expressed herein is valid only for the stated purpose and as of the valuation date indicated. We assume no responsibility for changes in market conditions and no obligation to revise our conclusion of value to reflect events or conditions occurring after the valuation date.
Regarding the prospective financial information provided by management and used in our engagement, we have not examined or compiled such information and therefore do not express an audit opinion or any other form of assurance on it or its underlying assumptions. Events and circumstances frequently differ from expectations, and actual results may vary materially from the prospective financial information.
In arriving at our opinion of value, we have relied extensively on the information described above. Any variation in the assumptions or information used in this valuation could materially affect our opinion of value.
7.    INFORMATION ABOUT THE COMPANY
The Company is a British Virgin Islands company incorporated as a blank check company for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities.
8.    INFORMATION ABOUT EL
EL is principally involved in organizing live sporting events, the production and distribution of related content through various channels, and marketing lifestyle and performance optimization services to customers and the sale of related merchandise. The company’s activities are focused on promoting performance enhancement, innovation, and athlete development through science-based practices and competitive sporting platforms. The sports supplement and event organization segments together constitute the core of EL’s business operations, with the sports supplement division contributing the majority of the company’s revenue.
The following tables summarize the (unaudited) financial information of EL:

Income Statement
	Nine Months Ended
	September 30, 2025	September 30, 2024
Revenue	$-	$-
Cost of revenue
Gross profit
Operating expenses:
General and administrative	$9,186,333	$2,578,317
Athlete	2,005,455	132,406
Marketing	1,222,840	245,174
Depreciation	3,611	370
Total operating expenses	12,418,239	2,956,267
Loss from operations	(12,418,239)	(2,956,267)
Other income (expenses):
Interest income and other expense, net	168,306	30,521
Change in fair value of Simple Agreement for Future Equity liabilities	—	(316,145)
Total other income (expenses), net	168,306	(285,624)
Loss before income taxes	(12,249,933)	(3,241,891)
Benefit (provision) for income taxes	—	—
Net loss and comprehensive loss	$(12,249,933)	$(3,241,891)
Net loss per share, basic and diluted	$(1.21)	$(0.32)
Weighted-average shares of common stock, basic and diluted	10,155,455	10,000,000

Balance Sheet	Nine Months Ended
	September 30, 2025	December 31, 2024
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$3,242,988	$4,018,226
Deposit assets	587,011	—
Prepaid expenses and other assets	116,789	103,649
Total current assets	3,946,788	4,121,875
OTHER ASSETS:
Deposit assets, long-term	566,241	—
Equipment, net	76,072	3,134
Intangible assets, net	30,000	30,000
TOTAL ASSETS	$4,619,101	$4,155,009
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
CURRENT LIABILITIES:
Accounts payable and accrued expenses	3,436,710	1,901,176
Deposit liabilities	442,011	—
Other current liabilities	22,405	—
Total liabilities	3,901,126	1,901,176
Convertible Preferred Stock, $0.00001 par value, 3,973,381 and 2,579,168 shares authorized at September 30, 2025 and December 31, 2024, respectively; 3,333,226 and 2,579,168 shares issued and outstanding at September 30, 2025 and December 31, 2024, respectively; liquidation preference of $18,089,121 and $7,271,985 at September 30, 2025 and December 31, 2024, respectively	17,671,708	7,504,644
Commitments and contingencies (Note 7)
STOCKHOLDERS' DEFICIT:
Common Stock, $0.00001 par value, 16,615,864 and 13,942,168 shares authorized as of September 30, 2025 and December 31, 2024, respectively; 10,233,183 and 10,000,000 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively.	102	100
Additional paid-in capital	675,197	128,188
Accumulated deficit	(17,629,032)	(5,379,099)
Total stockholders' deficit	$(16,953,733)	$(5,250,811)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$4,619,101	$4,155,009
The accompanying notes are an integral part of these unaudited condensed consolidated financial statements
The following table summarizes the projected revenues for the years ending 31 December 2025, 31 December 2026, 31 December 2027, and 31 December 2028, as extracted from the Projection.
Projection by the Management

	December 31, 2025	December 31, 2026	December 31, 2027	December 31, 2028
Net Revenue
Prescriptions		16,432,632	58,385,580	109,851,285
OTC		10,007,423	48,224,803	139,854,872
Games		30,768,000	67,967,000	106,915,750
Total Net Revenue		$57,208,054	$174,577,383	$356,621,907
Growth Rate		0%	205%	104%
Net Margin		51,736,500	151,655,534	300,054,439
Total Operating Expenses	$13,523,974	$88,304,408	$109,622,520	$148,847,381
Depreciation	496,438	3,156,750	5,880,927	6,446,869
Earnings Before Interest and Tax (EBIT)	$(14,020,412)	$(39,724,658)	$36,152,087	$144,760,189
Capex	2,756,850	13,205,020	3,140,040	3,140,040
EL anticipates rapid business growth in the near term. By implementing strategic initiatives such as diversifying revenue streams, expanding into international markets, and forming strategic partnerships, EL aims to strengthen its market position and enhance shareholder value.
9.    VALUATION METHODOLOGY
Selection of Valuation Methods
In this valuation, we have considered the three generally recognized valuation approaches, namely the market approach, the income approach and the asset-based approach. The approach or approaches deemed most relevant were selected for use based on the nature of the business and available data.
Market Approach
The market approach provides an indication of value by comparing the asset with identical or comparable (that is similar) assets for which price information is available. Third-party transactions in the equity of an enterprise generally represent the best estimate of fair value if they are done at arm’s length.
Income Approach
The income approach provides an indication of value by converting future cash flow to a single current value. Under the income approach, the value of an asset/the business entity is determined by reference to the value of income, cash flow or cost savings generated by the asset/ the business entity. A fundamental basis for the income approach is that investors expect to receive a return on their investments and that such a return should reflect the perceived level of risk in the investment.
Asset-Based Approach
The asset-based approach is based on the general concept that the earning power of a business entity is derived primarily from its existing assets. The assumption of this approach is that when each of the elements of working capital, tangible and intangible assets is individually valued, their sum represents the value of a business entity and equals to the value of its invested capital (“equity and long term debt”). Under the asset-based approach, the fair value of equity of a business entity/group refers to the fair values of various assets and liabilities on the statement of financial position of the business entity/group as at the measurement date, in which the fair value of each asset and liability was determined by reasonable valuation approaches based on its nature.
Valuation Method Adopted – Business Valuation
In valuing EL, we considered its marketing operations, its participation in organizing live sporting events, the production and distribution of related content through various channels, the marketing of lifestyle and performance optimization services to customers, and the sale of related merchandise. The Market-Based Approach was not adopted due to the lack of sufficiently comparable transactions and the unavailability of key transaction assumptions, such as discounts or premiums applied to prices or considerations. The asset-based approach was also not applied, as it does not capture EL’s future earning potential. In addition, the company has developed its own brand, business networks, and customer relationships — intangible assets that exist within the business but are not capitalized. As a result, the relationship between fair value and book costs is weak for EL. Therefore, the asset-based approach has been disclaimed.
The valuation approach is determined based on professional judgment and technical expertise after detailed analysis on facts and circumstances. Key factors we have considered include, among other criteria, business nature and stage of development of the subject entity, the quantity and quality of the information provided, access to available data, supply of relevant market transactions, type and nature of the subject asset, purpose and objective of the valuation.
Income Approach (Selected Methodology)
We have adopted the income approach to valuing EL because it accounts for the future development and capital expenditure of financial business activities. The income approach was considered to be the most appropriate valuation approach in the valuation, as it takes the future growth potential and firm-specific issues of EL into consideration.
Under the income approach, the Discounted Cash Flow (DCF) method was adopted in the valuation. The DCF method is the most fundamental and prominent method of the income approach. In applying the DCF method, the free cash flows were computed using the following formula:
FCF = NI + NCE + Int (1 – Tint) – NCI – InvFA – InvNWC
Where:
FCF    =    free cash flow
NI    =    net income after tax
NCE    =    non-cash expenses
Int    =    interest expenses
Tint    =    tax rate applied to interest expense
Int (1 – Tint)    =    after-tax interest expense
NCI    =    non-cash incomes
InvFA    =    investment in capital expenditure
InvNWC    =    investment in net working capital
The results were then discounted using a discount rate, or the cost of capital, to determine the present value of the expected cash flows.
The present value of the expected cash flows was computed using the following formula:
PVFCF = FCF1 / (1 + r)[1] + FCF2 / (1 + r)[2] + …+ FCFn / (1 + r)[n]
Where:

PVFCF	=	present value of free cash flows
FCF	=	free cash flow
r	=	discount rate
n	=	number of year of projections
The Weighted Average Cost of Capital (“WACC”) is commonly adopted for determination of the discount rate in our valuation. It is the overall required rate of return on a company as a whole; it is the appropriate discount rate to be applied to cash flows with risk that is similar to that of the overall company. The WACC is the weighted average of the costs of each of the different types of capital and the weights are in proportion to a company’s capital that comes from respective sources.
WACC = We x Re + Wd x Rd x (1 - Tc)
In which
Re = Cost of equity;
Rd = Cost of debt;
We = Weight of equity value to enterprise value;
Wd = Weight of debt value to enterprise value; and
Tc = Corporate tax rate.
Cost of Debt
The cost of debt was determined by the expected borrowing rates of EL. Since the interest expenses paid on debts are tax-deductible for EL, the cost of obtaining debt funds is less than the required rate of return for the suppliers of debt capital. The after-tax cost of debt was calculated by multiplying one minus the corporate tax rate by the cost of debt.
Cost of Equity
The cost of equity was determined using the Capital Asset Pricing Model (“CAPM”), which describes the relationship between the risks of TY AM Group and expected return to investors. It is calculated by the following formula:
Re = Rf + β x Market Risk Premium + Other Risk Premium
In which
Re = Cost of equity;
Rf = Risk-free rate; and
β = Beta coefficient.
Discount Rate
In determining the Weighted Average Cost of Capital (“WACC”), we selected several listed companies with business scopes and operations similar to those of EL as comparable companies.
Selection of Comparable Companies
EL’s main operation is organizing live sporting events, producing and distributing related content through various channels, and marketing lifestyle and performance optimization services to customers and selling related merchandise.
We have identified potential comparable companies that provide similar services within the sports entertainment, performance technology, and lifestyle wellness markets with distinctive operation models and geographies. These companies exhibit a wide range of gross profit and operating margins. For comparable companies that generate revenue from different operating models or at different margins, their valuation multiples may be distorted and may not be considered as comparable companies.
Based on the aforesaid factors, the selection criteria for this valuation are determined to be: (1) principally engaged in similar business (i.e., over 50% revenue is generated from sport event, supplement and related services); (2) listed on a recognized stock exchange; and (3) publicly available and reliable financial information publicly available and reliable financial information for valuation purposes.
Based on the above criteria, we have conducted comprehensive research and come up with the below exhaustive list of comparable companies which is considered as fair and representative for the purpose of this valuation. The selected comparable companies (the “Comparable Companies”) are listed in the
United States. A description of the business operation of the Comparable Companies is summarized below:

Company Name	Stock Code	Peers Background
Live Nation Entertainment, Inc	LYV US EQUITY
Live Nation Entertainment, Inc. produces live concerts and sells tickets to those events over the Internet. The Company offers ticketing services for leading arenas, stadiums, professional sports franchises and leagues, college sports teams, performing arts venues, museums and theaters. Live Nation Entertainment serves customers worldwide.

Madison Square Garden Sports Corp	MSGS US EQUITY	Madison Square Garden Sports Corp. operates as a sports team. The Company participates in live sporting events. Madison Square Garden Sports serves clients in the United States.
Manchester United Plc	MANU US EQUITY
Manchester United Plc. operates as a professional sports club. The Company manages the soccer team and all affiliated club activities of the Manchester United Football Club, that includes the media network, foundation, fan zone, news and sports features, and team merchandise. Manchester United is based in England.

TKO Group Holdings, Inc	TKO US EQUITY
TKO Group Holdings, Inc. operates as a holding company. The Company, through its subsidiaries, provides sports entertainment services, as well as focuses on organizing live events. TKO Group Holdings serves customers worldwide.

Glanbia plc	GLB LN EQUITY	Glanbia plc is an international dairy, consumer foods, and nutritional products company. The Company conducts operations primarily in Ireland, the United Kingdom, and the United States.
The Simply Good Foods Company	SMPL US EQUITY
The Simply Good Foods Company operates as an investment company. The Company invests in and expands snacks and food products businesses. Simply Good Foods serves customers in the States of Colorado and Connecticut.

Herbalife Ltd	HLF US EQUITY
Herbalife Ltd operates as a nutrition company. The Company manufactures and sells weight management solutions such as protein shakes, nutritional supplements, sports nutrition solutions, and personal care products. Herbalife serves clients worldwide.

BellRing Brands, Inc	BRBR US EQUITY
BellRing Brands, Inc. operates as a nutrition company. The Company sells and markets nutrition products such as premier protein, dymatize, and powerbar products for food, drug, mass, club, specialty, ecommerce, and foodservice channels. BellRing Brands serves customers worldwide.

The Beachbody Company, Inc	BODI US EQUITY	The Beachbody Company, Inc. operates as a health and fitness company. The Company offers wellness digital platforms and nutrition products. Beachbody Company serves customers worldwide.
Below is the summary of the key parameters of the WACC of EL adopted as at the Appraisal Date:

Key Parameters	As of September 30, 2025
Risk-free Rate	4.15%
Market Risk Premium	6.26%
Beta Coefficient	0.56
Size Premium	2.66%
Cost of Equity	10.32%
Cost of Debt	7.25%
Weight of Equity Value to Enterprise Value	82.15%
Weight of Debt Value to Enterprise Value	17.85%
Corporate Tax Rate	25.63%
WACC (Rounded)	9.44%
Notes:
•The future cash flows were discounted using a Weighted Average Cost of Capital ("WACC") of 9.44% as of the Appraisal Date. The WACC was derived using the following principal assumptions:
◦Risk-Free Rate: A rate of 4.15%, based on the yield of the U.S. 10-year government bond as of the Appraisal Date, which represents the return on a risk-free investment.
◦Equity Risk Premium: A premium of 6.26% to compensate investors for taking on the relatively higher risk of the equity market compared to risk-free assets.
◦Beta Coefficient: A levered beta of 0.56, derived from the median adjusted beta of the Comparable Companies listed below. This implies that Enhanced Group is theoretically less volatile than the broader market, consistent with established players in the sports and wellness sector.
◦Size Premium: A premium of 2.66% was added to account for the additional risk associated with smaller companies (micro-cap), referencing the Duff & Phelps Size Premium study.
◦Company-Specific Risk: The WACC calculation assumes that Enhanced Group will achieve its projected capital structure of approximately 18% debt and 82% equity.
•For purposes of estimating terminal value of Enhanced Group beyond the discrete projection period, a terminal growth rate of 3.0% was applied. The rate selected aligns with long-term global inflation expectations and projected GDP growth. It reflects the assumption that, after the initial high-growth projection period, Enhanced Group will reach a state of maturity where it will grow at a rate consistent with the broader economy, rather than continuing at the accelerated growth rates reflected in the earlier projection years.
•Taxation: A corporate tax rate of 25.63% is assumed to remain constant throughout the projection period. The corporate tax rate represents the combined federal and state statutory corporate income tax rate, as sourced from The Organisation for Economic Co-operation and Development for 2024.
The above assumptions and inputs were selected to reflect prevailing market conditions and factors specific to Enhanced Group as of the Appraisal date. They are not necessarily indicative of the actual future cost of capital that Enhanced Group may experience, which could differ materially depending on changes in market conditions, capital structure, or Enhanced Group’s risk profile.
The DCF method generally yields valuation information at the controlling, marketable level of value. The above indicated value is then subject to the adjustments for the discount for lack of marketability in order to derive the fair value, non-marketable equity interest in EL.
Discount for Lack of Marketability
The concept of marketability relates to the liquidity of an ownership interest - that is, how quickly and easily it can be converted into cash if the owner chooses to sell. The discount for lack of marketability (DLOM) reflects the absence of a ready market for shares in a closely held corporation. Ownership interests in such companies are typically less marketable than comparable interests in publicly traded companies. Consequently, a share in a privately held company is generally worth less than an equivalent share in a publicly listed company.
Based on our qualitative and quantitative analysis, a 15.69% discount is suggested for this valuation. The discount is make reference to the Stout Restricted Stock Study, which is one of the common quantitative methods in assessing the discount for lack of marketability for the shares of private entity, like EL. This conclusion is also concurred with our findings on other relevant research papers (both formal and informal) and valuation journals on valuation premiums and discounts which are publicly available.
Calculation of the fair value of the Equity Interest is summarized as follows:

The Sum of the Present Value of the Free Cash Flow after applying a discount rate of 9.44 % is as follows;
Year 2025 USD (16,098,321); Year 2026 USD (43,381,517); Year 2027 USD 31,180,804; Year 2028 USD 94,850,314;
(USD) 66,551,280
Long Term Growth Rate	3%
Terminal value	1,732,242,307
Present Value of Terminal Value	1,351,764,849
Total Business Value	1,418,316,129
Add: Interest-Bearing Debt
: Non-operating Asset	4,796,590
Equity Value (USD)	1,423,112,719
Less: Discount for Lack of Marketability (15.69%)	223,286,386
100% Equity Interest of EL	1,199,826,334
USD (Rounded)	1,200,000,000

Sensitivity analysis indicates with a variation of ±0.5% in the WACC	1,100,000,000 to 1,300,000,0000
In our calculation of the fair value of the Equity Interest, we have made the following assumptions:
1.There will be no material changes in the existing political, legal, fiscal, or economic conditions under which EL conducts its business;
2.There will be no material changes in the current taxation laws of the jurisdictions in which EL operates, the applicable tax rates will remain unchanged, and all relevant laws and regulations will continue to be complied with;
3.There will be no material changes in the industry in which EL operates that would materially affect the revenues, profits, or cash flows attributable to EL and its subsidiaries;
4.EL and/or its partners will obtain all necessary licenses, permits, and approvals required to provide its services;
5.Exchange rates and interest rates will not differ materially from those presently prevailing;
6.The availability of financing will not constrain the operations of EL;
7.EL will successfully maintain its competitiveness through optimizing the utilization of its resources and expanding its marketing network;
8.EL will keep abreast of industry developments, enabling it to grow, establish profitability, and sustain its competitive advantage;
9.EL will continue to utilize and maintain its current operational, administrative, and technical facilities to support expansion and increase sales;
10.EL will be able to secure sufficient funds to meet its financial obligations as they fall due;
11.EL will retain and continue to employ competent management, key personnel, and technical staff to support its ongoing operations;
12.Industry trends and market conditions relevant to EL’s business will not deviate materially from current economic forecast;
13.EL has no material contingent assets or liabilities as at the Appraisal Date; and
14.The Projection has been prepared on a reasonable basis, reflecting estimates that have been made with due and careful consideration by the Management.
10.    OPINION OF VALUE
Based upon the investigation and analysis outlined above and the appraisal method employed, it is our opinion that the fair value of the Equity Interest as at 30 September 2025 is reasonably stated by the amount of United States Dollars ONE BILLION TWO HUNDRED MILLION DOLLARS ONLY (USD1,200,000,000). Sensitivity analysis indicates that, with a variation of ±0.5% in the Weighted Average Cost of Capital (WACC), the value opinion would fall within a range of USD ONE BILLION ONE HUNDRED MILLION (USD1,100,000,000) to USD ONE BILLION THREE HUNDRED MILLION (USD1,300,000,000).
This opinion of value is based on generally accepted valuation principles, procedures, and practices that rely extensively on numerous assumptions and involve consideration of various uncertainties, not all of which can be easily quantified or ascertained. Any variation in the assumptions or limiting conditions set out in this report could materially affect our opinion of value. Although this valuation is intended to estimate fair value, we assume no responsibility for the inability of any seller or buyer to conclude a transaction at the stated value. We have no obligation to update this report or our opinion of value for events or information that come to our attention after the date of issuance of this report.
We hereby confirm that we are independent of, and not connected with, EL or the Company, and that we have no present or prospective interest in them or in the values reported herein.
Yours faithfully,
For and on behalf of
Migo Corporation Limited
/s/ Migo Corporation Limited
******** End of Report ********

Roma Appraisals Limited [Member]
Preparer and Summary [Line Items]
Outside Party or Unaffiliated Representative, Identity	Roma
Outside Party or Unaffiliated Representative, Qualifications [Text Block]	A Paradise selected Roma as its financial advisor in connection with the Business Combination because Roma has substantial experience in, and is frequently engaged in, providing fairness opinions in connection with mergers and acquisitions, strategic transactions, corporate restructurings, and valuations for corporate and other purposes.
Outside Party or Unaffiliated Representative, Selection Method [Text Block]
Roma was engaged by A Paradise to provide its opinion as to the fairness, solely from a financial point of view, to A Paradise of the consideration. The terms of its engagement by A Paradise were under the Roma Engagement Letter. Roma will receive a flat fee of US$20,000 for its services. No part of Roma’s fee is conditioned upon the conclusion expressed in its opinion or contingent upon the closing of the Business Combination. A Paradise has also agreed pursuant to the Roma Engagement Letter to reimburse Roma for certain expenses Roma has incurred in performing services contemplated thereunder, and to indemnify Roma for certain liabilities, arising out of its engagement.

Outside Party or Unaffiliated Representative, Material Relationships [Text Block]
Roma may provide other services to affiliates of A Paradise and in the future may provide services to such persons and may receive compensation for such services. Except for services provided to Best SPAC I Acquisition Corp., where the CEO of A Paradise acted as an advisor, Roma and its affiliates or unaffiliated representatives have not performed any services for Enhanced, A Paradise or their respective affiliates in the past three years prior to the date of the Fairness Opinion. Roma received a flat fee of $20,000 as compensation for fairness opinion services provided to BEST SPAC I Acquisition Corp.

Outside Party or Unaffiliated Representative, Compensation Received or to be Received	$ 20,000
Report, Opinion, or Appraisal, the SPAC or SPAC Sponsor Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	true
Report, Opinion, or Appraisal, Outside Party or Unaffiliated Representative Determined Consideration Amount to Target Company or its Security Holders or Target Company Valuation [Flag]	false
Report, Opinion, or Appraisal Summary [Line Items]
Report, Opinion, or Appraisal Summary [Text Block]
The full text of the Fairness Opinion, which sets forth the assumptions made, procedures followed, findings and recommendations, the bases for and methods of arriving at such findings and recommendations, matters considered and limitations on the review undertaken in connection with the opinion (which are also summarized herein), and instructions received from A Paradise, is attached as Annex H to this proxy statement/prospectus and is incorporated herein by reference. Roma’s opinion was provided for the use and benefit of the A Paradise Board (solely in its capacity as such and not in any other capacity) in its evaluation of the Business Combination (and Roma provided its consent to the inclusion of the text of its opinion as part of this proxy statement/prospectus).
Report, Opinion, or Appraisal Summary, Procedures Followed [Text Block]
In arriving at its opinion, Roma, among other things, performed the following procedures:
•Reviewed the valuation analyses and the valuation report prepared by Migo;
•Reviewed the valuation methodologies used and valuation assumptions used;
•Reviewed projections prepared by Enhanced and the assumptions underlying the projections;
•Reviewed the terms and conditions of the Business Combination Agreement, and other relevant agreements;
•Considered draft financials, management information, annual reports and other financial and operating data provided by Enhanced;
•Considered publicly available information of comparable companies deemed relevant;
•Reviewed A Paradise’s SEC filings;
•Considered the economic and industry outlook applicable to Enhanced;
•Held discussions with members of the management of A Paradise and Enhanced, as appropriate; and
•Reviewed the financial condition and performance of Enhanced.
During the course of its review, Roma has been provided with the following, which forms the basis for the fairness opinion:
•Draft financial statements and management accounts of Enhanced;
•Reports and other documents of Enhanced;
•The Business Combination Agreement and other transactional and operational contracts;
•Public filings and industry information available in the public domain;
•The projections prepared by Enhanced and certain files submitted by Enhanced, including through its virtual dataroom;
•Valuation report on the valuation of 100% equity interest in Enhanced prepared by Migo;
•Valuation analyses prepared by Migo;
•Relevant supporting and evidence of the valuation provided by Migo; and
•Such other information, analyses, investigations and discussions as Roma considered necessary or appropriate in the circumstances.

Report, Opinion, or Appraisal Summary, Findings and Recommendations [Text Block]
Based upon and subject to the foregoing, and the information provided to Roma and such other factors as Roma considered relevant, Roma is of the opinion that, as at the date hereof, the consideration of $1.2 billion to be paid by A Paradise to Enhanced Shareholders pursuant to the Business Combination is fair, from a financial point of view, to A Paradise and the shareholders of A Paradise (including its unaffiliated shareholders).
The above summary of the analyses is not a complete description of Roma’s opinion or the analyses underlying, and factors considered in connection with, Roma’s opinion. The preparation of a fairness opinion is a complex analytical process and is not necessarily susceptible to partial analysis or summary description. In arriving at its fairness determination, Roma considered the results of all of its analyses and did not attribute any particular weight to any factor or analysis. Rather, Roma made its fairness determination on the basis of its experience and professional judgment after considering the results of all of its analyses.
The consideration was determined through arms’ length negotiations between A Paradise and Enhanced and was approved by the A Paradise Board. Roma did not recommend any specific consideration to A Paradise or the A Paradise Board, or that any specific amount or type of consideration constituted the only appropriate consideration for the Business Combination.

Report, Opinion, or Appraisal Summary, Bases for Findings and Methods [Text Block]
Roma’s determination was based, among other things, on the Financial Information. Roma reviewed Migo’s assessment and consideration for selecting the Income Approach, specifically a DCF analysis, as the primary methodology to evaluate the market value of the equity of Enhanced. Roma considers this approach fair and reasonable given that it accounts for future development and capital expenditure of financial business activities, takes into account the future growth potential, Enhanced Group’s specific business model, and the availability of management projections.
Even though Roma has reviewed the Financial Information, and the underlying assumptions for reasonableness, Roma expresses no opinion thereon. In addition, in rendering its Fairness Opinion, Roma has assumed that the Financial Information has been reasonably prepared by Enhanced’s management and their external accountants and/or advisors, and reflect Enhanced’s management’s best currently available estimates and good faith judgment of the competitive, operating and regulatory environment and risks, as well as of the related financial performance of Enhanced, and Roma has assumed that the Financial Information and the assumptions derived therefrom provide a reasonable basis for its Fairness Opinion. Although the Financial Information did not form the principal basis for its Fairness Opinion, but rather constituted one of many items that Roma employed, changes to the Financial Information could affect the Fairness Opinion rendered herein. Roma’s Fairness Opinion speaks only as of the date hereof and Roma expressly disclaims any undertaking or obligation to advise any person of any change in any fact or matter affecting its Fairness Opinion of which it becomes aware after the date hereof.
Report, Opinion, or Appraisal Summary, Instructions Received [Text Block]	Roma delivered a Fairness Opinion, dated November 20, 2025, addressed to the A Paradise Board to the effect that, as of the date of the opinion and based upon and subject to the assumptions, conditions and limitations set forth in the opinion, the consideration to be paid by A Paradise in the Business Combination pursuant to the terms of the transaction, is fair, from a financial point of view, to the shareholders of A Paradise.
Report, Opinion, or Appraisal Summary, Limitations Imposed [Text Block]	Roma’s opinion is limited solely to the fairness, from a financial point of view, of the consideration to be paid by A Paradise in the Business Combination and does not address A Paradise’s underlying business decision to effect the Business Combination or the relative merits of the Business Combination as compared to any alternative business strategies or transactions that might be available to A Paradise. Roma’s opinion does not constitute a recommendation as to how any shareholder of A Paradise should vote or act with respect to the Business Combination or any other matter.
Report, Opinion, or Appraisal Body [Line Items]
Report, Opinion, or Appraisal, Body [Text Block]
A Paradise Acquisition Corp.
Board of Directors
29th Floor
200 Gloucester Road
Wan Chai, Hong Kong
Dear Sir/Madam,
Re:    FAIRNESS OPINION ON THE CONSIDERATION TO BE PAID FOR ENHANCED LTD

Roma Appraisals Limited (“Roma”, “we” or “us”) refer to recent instructions from A Paradise Acquisition Corp. (hereinafter referred to as the “Instructing Party”) to us with regard to the Transaction (as defined herein) to prepare a fairness opinion (the “Opinion”) to A Paradise Acquisition Corp. (“A Paradise” or the “Instructing Party”) to the effect that the consideration (as defined below) to be paid by A Paradise to the shareholders of Enhanced Ltd (“EL”, together with its subsidiaries as the “EL Group”) for the Transaction be fair and reasonable, from a strictly financial standpoint, to A Paradise, including the unaffiliated security holders of A Paradise as at 30 September 2025 (hereinafter referred to as the “Opinion Date”). We are pleased to report that we have made relevant enquiries and obtained other information which we considered relevant for the purpose of providing you with our Opinion.
We understand that A Paradise has proposed to enter into a Merger Agreement with EL Group and the relevant parties (the “Merger Agreement”), whereby A Paradise will acquire 100% of outstanding equity of EL Group (the “Transaction”), with total consideration of USD 1 billion and 200 million to be paid via issuance of ordinary shares to the shareholders of EL Group at the closing of the Transaction as further detailed in the Merger Agreement.
1.    PURPOSE OF THE REPORT
The Opinion is to express an independent opinion of whether the Transaction as described in the Merger Agreement is fair to A Paradise and its shareholders (including its unaffiliated shareholders) solely from a financial point of view, which includes an analysis of the market value of the 100% equity value range of EL Group. This report is made available to the Instructing Party only for the purpose of the transaction referenced in this report.
This report is not a valuation report and does not express an estimation of the value-in-use of the Assets. Roma Appraisals assumes no responsibility whatsoever to any person other than the Board of Directors and officers of the Instructing Party in respect of, or arising out of, the contents of this report. If others choose to rely in any way on the contents of this report they do so entirely on their own risk.
2.    SCOPE OF WORK AND LIMITATIONS
In preparing this fairness opinion, we have had discussions with A Paradise and with the management and members of EL Group in relation to the Transactions, the financial condition of EL Group and other relevant information concerning the fairness of the consideration to be paid in the Transaction. As part of our analysis, we have reviewed Transaction terms and considered certain files and information made available to us in the virtual dataroom of EL Group, including but not limited to unaudited financial statements, annual reports and management accounts.
We have also reviewed the valuation report prepared by Migo Corporation Limited, the projections provided by EL Group, the Merger Agreement, and certain other contractual and transaction documents relevant to the Transaction, together with public filings and other publicly available information concerning companies comparable in nature to EL Group that we considered to be relevant. Discussions were held with representatives of EL management and A Paradise management regarding the terms of the Transaction, the financial condition and prospects of EL Group, the business strategy of EL Group, and other matters that we believed necessary or appropriate in forming this opinion.
In addition, we considered the nature of the business and historical performance of EL Group, the major operational contracts and agreements in relation to its business, as well as the financial and business risks of the enterprise, including continuity of income. We have also considered the general business, financial and economic conditions prevailing at the time of our review.
We have no reason to believe that any material facts have been withheld from us. However, we do not warrant that our investigations have revealed all of the matters which an audit or more extensive examination might disclose.
The scope of our work includes the following:
•Reviewing of the valuation working and Valuation Report prepared by the Migo;
•Reviewing of the valuation methodologies used and valuation assumptions used;
•Review of the projections and the assumptions underlying the projections;
•Reviewing of the terms and conditions Merger Agreement, and other relevant agreements;
•Considering draft financials, management information, annual reports and other financial and operating data provided;
•Considering publicly available information of comparable companies deemed relevant;
•Reviewed the A Paradise’s SEC filings;
•Considering the economic and industry outlook applicable to EL Group;
•Holding discussions with the Instructing Party, EL Group management and A Paradise management, as appropriate; and
•Reviewing of the financial condition and performance of EL Group.
During the course of our review, we have been provided with the following:
•Draft financial statements and management accounts of EL Group;
•Reports and other documents of EL Group;
•The Merger Agreement and other transactional and operational contracts;
•Public filings and industry information available in the public domain;
•The projections prepared by EL and certain files submitted by EL, including through its virtual dataroom;
•Valuation Report on the valuation of 100% equity interest in EL prepared by Migo;
•Valuation working prepared by the Valuer; and
•Relevant supporting and evidence of the valuation provided by the Valuer; and
•Such other information, analyses, investigations and discussions as we considered necessary or appropriate in the circumstances.
In performing our work, we have primarily relied on information provided to us through these sources and discussions, without independent verification, audit or due diligence of such information. We have not verified the accuracy of the information within those sources, nor have we performed any additional independent market research to access the assumptions adopted by the Valuer, unless otherwise specified. Our Opinion is subject to the information made available as at the date hereof and to no change in circumstances thereafter.
By its very nature, determination of fairness and valuation work cannot be regarded as an exact science and the conclusions arrived at in many cases will of necessity be subjective and dependent on the exercise of individual judgement. There is, therefore, no indisputable single value and generally we cannot provide absolute assurance on the fairness of any transaction.
3.    REPORT PARTICULARS
3.1    Instructing Parties and Purposes
The Instructing Party of the fairness opinion is A Paradise Acquisition Corp. The purpose of the fairness opinion is to express an independent opinion of whether the Transaction is fair to A Paradise and its shareholders (including its unaffiliated shareholders) solely from a financial point of view, which includes an analysis of the market value of the 100% equity value range of EL.
3.2    Date of Opinion
The Date of Valuations is 30 September 2025.
3.3    Basis of Opinion
The basis of valuation is fair value.
3.4    Valuation Standard
The valuation is in compliance with the International Valuation Standards published by the International Valuation Standards Council.
3.    Valuation Methodology
Our analyses were based, among other things, on historical, unaudited financial information, including the projections from EL furnished to us by senior management of EL (collectively, the “Financial Information”). Even though we have reviewed the Financial Information, and the underlying assumptions for reasonableness, we express no opinion thereon. In addition, in rendering this Opinion, we have assumed that the Financial
Information have been reasonably prepared by EL Group’s management and their external accountants and/or advisors, and reflect EL Group’s management’s best currently available estimates and good faith judgment of the competitive, operating and regulatory environment and risks, as well as of the related financial performance of EL, and we have assumed that the Financial Information and the assumptions derived therefrom provide a reasonable basis for our Opinion. Although the Financial Information did not form the principal basis for our Opinion, but rather constituted one of many items that we employed, changes to the Financial Information could affect the Opinion rendered herein. Our Opinion speaks only as of the dates hereof and we expressly disclaim any undertaking or obligation to advise any person of any change in any fact or matter affecting our Opinion of which we become aware after the date hereof.
Income Approach (Discounted Cash Flow Analysis)
We have reviewed Migo’s considerations for adopting the Income Approach, specifically a Discounted Cash Flow (“DCF”) analysis, as the primary methodology to evaluate the market value of the equity of Enhanced Ltd. We consider this approach fair and reasonable given that it accounts for future development and capital expenditure of financial business activities, takes into account the future growth potential, EL Group's specific business model and the availability of management projections.
4.    Assumptions
Assumptions considered to have significant sensitivity effects in this analysis have been evaluated in order to provide a more accurate and reasonable basis for arriving at our assessed value. The following key assumptions have been made:
•There will be no major changes in the existing political, legal, fiscal and economic conditions in which EL Group carries on its business;
•There will be no major changes in the current taxation law in the territories where EL Group operates, that the rates of tax payable will remain unchanged and that all applicable laws and regulations will be complied with;
•There will be no material changes in the industry in which EL Group involves that would materially affect the revenues, profits, cash flows attributable to the Group;
•EL Group and/or its partners will obtain the necessary licenses and approvals to provide its service;
•Exchange rates and interest rates will not differ materially from those presently prevailing;
•The availability of finance will not be a constraint on the operations of EL;
•EL Group will successfully maintain its competitiveness through optimizing the utilization of its resources and expanding its marketing network;
•EL Group can keep abreast of the latest development of the industry, enabling it to grow, establish profitability, and sustain its competitive advantage;
•EL Group will utilize and maintain its current operational, administrative and technical facilities to expand and increase its sales;
•EL Group will be able to secure funds to repay its debts when they fall due;
•EL Group will retain and have competent management, key personnel, and technical staff to support its ongoing operations;
•Industry trends and market conditions for related industries will not deviate materially from economic forecasts;
•EL Group has no material contingent asset/liability as at the Opinion Date;
•The Projection has been prepared on a reasonable basis, reflecting estimates which have been arrived at after due and careful consideration by the Management;
•The Comparable Companies as at the Opinion Date that are sourced from the Bloomberg terminal and dataroom reflect the market’s expectation on the Comparable Companies as at the Opinion Date; and
•There is no significant adverse change in the operation and financial position of EL Group between Opinion Date and the date of this fairness opinion.
In addition to the facts and conclusions contained in the Information, the completion of the Transaction is subject to a number of conditions outside the control of A Paradise and EL Group, and Roma has assumed all conditions precedent to the completion of the Transaction can be satisfied in due course and all consents, permissions, exemptions or orders of relevant regulatory authorities will be obtained, without adverse conditions or qualification.
5.    LIMITING CONDITIONS
Our conclusion is derived from generally accepted appraisal procedures and practices that rely substantially on the use of various assumptions and the consideration of many uncertainties, not all of which can be easily quantified or ascertained. This opinion solely reflects the facts and conditions existing at the Opinion Date.
To the best of our knowledge, all data set forth in this report are reasonable and accurately determined. The data, opinion, or estimates identified as being furnished by others, which have been used in formulating this analysis, are gathered from the Management and other reliable sources; yet, no guarantee is made nor liability assumed for their accuracy.
We have relied to a considerable extent on information provided by the Management and the relevant announcements, circulars and financial data published. We are not in the position to verify the accuracy of all information provided to us. However, we have had no reason to doubt the truth and accuracy of the information provided to us and to doubt that any material facts have been omitted from the information provided. No responsibilities for the operation and financial information that have not been provided to us are accepted.
This Fairness Opinion may be disclosed and included in the filings with the United States Securities and Exchange Commission in relation to the Transaction. Save as and except for the purpose stated above and the prior sentence, neither the whole nor any part of this report nor any reference thereto may be included in any document, circular or statement without our written approval of the form and context in which it will appear. This report is for the exclusive use of the party to whom it is addressed and for the specific purpose stated above. No responsibility is accepted to any third party for the whole or any parts of its contents.
INDEPENDENCE
We hereby confirm that we have neither present nor prospective interests in the Companies, Valuer, the Instructing Party or the values reported in the Valuation Report.
6.    CONCLUSION
Based upon and subject to the foregoing, and the information provided to us and such other factors as Roma considered relevant, Roma is of the opinion that, as at the date hereof, the consideration of USD1 billion and 200 million to be paid by A Paradise to EL Group shareholders pursuant to the Transaction is fair, from a financial point of view, A Paradise and the shareholders of A Paradise (including its unaffiliated shareholders).
Yours faithfully,
For and on behalf of
Roma Appraisals Limited
/s/ Roma Appraisals Limited
____________________________________